Advances for Vessels Acquisitions (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Advances for Vessel Acquisitions Disclosure [Abstract]
Pre-delivery installments	$ 639,227	$ 324,329
Capitalized interest and finance costs	12,055	8,053
Other capitalized costs	12,261	7,170
Transferred to Vessels, net	(392,996)	0
Total	$ 270,547	$ 339,552